Schedule II - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 28, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves
Schedule II
H. J. Heinz Holding Corporation and Subsidiaries
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
Year Ended December 28, 2014, Successor Period February 8, 2013 to December 29, 2013,
Predecessor Period April 29, 2013 to June 7, 2013, and Fiscal Year Ended April 28, 2013
(In millions)

Description	Balance at beginning of period	Charged to costs and expenses	Deductions	Exchange	Balance at end of period
Fiscal year ended December 28, 2014
Reserves deducted in the balance sheet from the assets to which they apply:
Trade receivables	$1	$10	$1	$(1)	$8
Other receivables	$—	$—	$—	$—	$—
Successor period ended December 29, 2013:
Reserves deducted in the balance sheet from the assets to which they apply:
Trade receivables	$—	$2	$1	$—	$1
Other receivables	$—	$—	$—	$—	$—
Predecessor period ended June 7, 2013:
Reserves deducted in the balance sheet from the assets to which they apply:
Trade receivables	$8	$—	$—	$—	$8
Other receivables	$—	$—	$—	$—	$—
Fiscal year ended April 28, 2013:
Reserves deducted in the balance sheet from the assets to which they apply:
Trade receivables	$11	$2	$4	$—	$8
Other receivables	$1	$—	$—	$—	$—
(Totals may not add due to rounding)